Condensed Consolidated Statements of Cash Flow (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Nov. 14, 2023	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (9,001,202)	$ (1,752,231)	$ (4,693,502)		$ (9,080,283)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense	352,127	97,075	476,074		2,407,098
Accretion of asset retirement obligations	11,062	335,771	33,005		144,988
Equity-based compensation	3,445,965	368,093	699,248		2,778,991
Deferred income tax benefit	(2,365,632)	(770,385)	(1,201,279)		(3,470,407)
Amortization of operating lease right-of-use assets
Amortization of debt issuance costs	1,191,553	337,370	813,181		2,361,627
Gain on extinguishment of liabilities		(92,294)			(1,638,138)
Change in fair value of unsettled derivatives	(443,349)	(57,788)	1,860,093		361,290
Change in fair value of convertible note liability		129,746			192,744
Change in fair value of warrant liability	(187,704)	162,520	624,055		804,004
Change in fair value of forward purchase agreement	(3,268,581)		349,189		(561,099)
Change in other property, plant, and equipment, net
Loss on sale of assets
Changes in operating assets and liabilities:
Accounts receivable	1,793,055	(174,924)	(23,985)		411,240
Prepaid expenses and other assets	(258,431)	(275,902)	59,758		423,116
Related party note receivable interest income
Accounts payable	8,091,598	(1,723,056)	(1,812,255)		3,024,413
Accounts payable – related parties	(138,000)				(316,651)
Accrued liabilities and other	1,251,677	615,057	3,161,477		3,018,930
Royalties payable	(313,381)	926,300	560,392		2,729,398
Royalties payable, related party	323,717	47,293	214,394		109,425
Net cash provided by (used in) operating activities	484,474	(1,827,355)	1,119,845		3,700,686
Investing activities:
Development of crude oil and gas properties	(238,499)	(1,117,540)	(571,003)		(3,555,062)
Purchases of other equipment			(20,000)		(20,000)
Acquisition of business, net of cash acquired	(30,827,804)
Trust Account withdrawals	49,362,479
Issuance of related party note receivable
Net cash used in investing activities	18,296,176	(1,117,540)	(591,003)		(3,575,062)
Financing activities:
Proceeds from issuance of long-term debt	28,000,000
Payment of debt issuance costs	(808,992)
Repayments of long-term debt	(319,297)	(1,133,324)	(887,174)		(3,984,286)
Proceeds from short-term notes payable		617,500
Proceeds of short-term notes payable					1,298,200
Repayment of short-term notes payable		(778,277)			(989,018)
Proceeds from related party notes payable			250,000		450,000
Repayment of related party notes payable			(33,750)		(62,750)
Proceeds from sale of common stock		4,341,532			2,628,334
Redemptions of common stock	(44,737,839)
Net cash provide by (used in) financing activities	(17,866,128)	3,047,431	(670,924)		(659,520)
Net change in cash and cash equivalents	914,522	102,536	(142,082)		(533,896)
Cash and cash equivalents at beginning of period	2,590,932	2,971,558	3,505,454		3,505,454
Cash and cash equivalents at end of period	3,505,454	3,074,094	3,363,372	$ 2,590,932	2,971,558	$ 3,505,454
Cash paid during the period for:
Interest on debt	370,625	1,323,179	1,387,458		6,146,139
Income taxes	154,000
Amounts included in the measurement of operating lease liabilities
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Debt discount related to warrants issued with Private Notes Payable			223,908
Accrued purchases of property and equipment at period end	141,481	$ 476,586	$ 1,295,923		$ 2,540,703
Predecessor
Operating activities:
Net loss				4,970,863
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization expense				1,497,749
Accretion of asset retirement obligations				843,865
Equity-based compensation
Deferred income tax benefit
Amortization of operating lease right-of-use assets				(403)
Amortization of debt issuance costs				3,890
Gain on extinguishment of liabilities
Change in fair value of unsettled derivatives				(1,215,693)
Change in fair value of convertible note liability
Change in fair value of warrant liability
Change in fair value of forward purchase agreement
Change in other property, plant, and equipment, net				83,004
Loss on sale of assets				816,011
Changes in operating assets and liabilities:
Accounts receivable				(921,945)
Prepaid expenses and other assets				26,833
Related party note receivable interest income				(313,401)
Accounts payable				1,480,138
Accounts payable – related parties
Accrued liabilities and other				753,595
Royalties payable				157,991
Royalties payable, related party				8,066
Net cash provided by (used in) operating activities				8,190,563
Investing activities:
Development of crude oil and gas properties				(6,769,557)
Purchases of other equipment
Acquisition of business, net of cash acquired
Trust Account withdrawals
Issuance of related party note receivable				(190,998)
Net cash used in investing activities				(6,960,555)
Financing activities:
Proceeds from issuance of long-term debt
Payment of debt issuance costs
Repayments of long-term debt				(3,000,000)
Proceeds of short-term notes payable
Repayment of short-term notes payable
Proceeds from related party notes payable
Repayment of related party notes payable
Proceeds from sale of common stock
Redemptions of common stock
Net cash provide by (used in) financing activities				(3,000,000)
Net change in cash and cash equivalents				(1,769,992)
Cash and cash equivalents at beginning of period	$ 246,323			2,016,315		$ 2,016,315
Cash and cash equivalents at end of period				246,323
Cash paid during the period for:
Interest on debt				2,002,067
Income taxes
Amounts included in the measurement of operating lease liabilities				56,625
Supplemental disclosure of non-cash investing and financing activities:
Operating lease assets obtained in exchange for operating lease obligations
Accrued purchases of property and equipment at period end				$ 256,237